Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Description of Business:
  Ohio Valley Banc Corp. (”Ohio Valley”) is a financial holding company registered under the Bank Holding Company Act of
1956.
  Ohio Valley has
one
banking subsidiary, The Ohio Valley Bank Company (the “Bank”), an Ohio state-chartered bank that is a member of the Federal Reserve Bank and is regulated primarily by the Ohio Division of Financial Institutions and the Federal Reserve Board. Ohio Valley also has a subsidiary that engages in consumer lending generally to individuals with higher credit risk history, Loan Central, Inc.; a subsidiary insurance agency that facilitates the receipts of insurance commissions, Ohio Valley Financial Services Agency, LLC; and a limited purpose property and casualty insurance company, OVBC Captive, Inc.  The Bank has one
wholly-owned subsidiary, Ohio Valley REO, LLC ("Ohio Valley REO"), an Ohio limited liability company, to which the Bank transfers certain real estate acquired by the Bank through foreclosure for sale by Ohio Valley REO. Ohio Valley and its subsidiaries are collectively referred to as the “Company.”

The Company provides a full range of commercial and retail banking services from
25
offices located in southeastern Ohio and western West Virginia.  It accepts deposits in checking, savings, time and money market accounts and makes personal, commercial, floor plan, student, construction and real estate loans.  Substantially all loans are secured by specific items of collateral, including business assets, consumer assets, and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from business operations. The Company also offers safe deposit boxes, wire transfers and other standard banking products and services.  The Bank’s deposits are insured by the Federal Deposit Insurance Corporation.  In addition to accepting deposits and making loans, the Bank invests in U. S. Government and agency obligations, interest-bearing deposits in other financial institutions and investments permitted by applicable law.

The Bank’s trust department provides a wide variety of fiduciary services for trusts, estates and benefit plans and also provides investment and security services as an agent for its customers.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation:
The consolidated financial statements include the accounts of Ohio Valley and its wholly-owned subsidiaries, the Bank, Loan Central, Inc., Ohio Valley Financial Services Agency, LLC, and OVBC Captive, Inc.  All material intercompany accounts and transactions have been eliminated.

Segment Reporting, Policy [Policy Text Block]	Industry Segment Information: Internal financial information is primarily reported and aggregated in two lines of business, banking and consumer finance.
Use of Estimates, Policy [Policy Text Block]
Use of Estimates:
To prepare financial statements in conformity with accounting principles generally accepted in the U.S., management makes estimates and assumptions based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents:
Cash and cash equivalents include cash on hand, noninterest-bearing deposits with banks, federal funds sold and interest-bearing deposits with banks with maturity terms of less than
90
days. Generally, federal funds are purchased and sold for
one
-day periods. The Company reports net cash flows for customer loan transactions, deposit transactions, short-term borrowings and interest-bearing deposits with other financial institutions.

Certificates of Deposit in Financial Institutions [Policy Text Block]
Certificates of deposit in financial institutions:
Certificates of deposit in financial institutions are carried at cost and have maturity terms of
90
days or greater. The longest maturity date is
September 27, 2021.

Marketable Securities, Policy [Policy Text Block]
Securities:
The Company classifies securities into held to maturity and available for sale categories. Held to maturity securities are those which the Company has the positive intent and ability to hold to maturity and are reported at amortized cost. Securities classified as available for sale include securities that could be sold for liquidity, investment management or similar reasons even if there is not
a present intention of such a sale. Available for sale securities are reported at fair value, with unrealized gains or losses included in other comprehensive income, net of tax.

Premium amortization is deducted from, and discount accretion is added to, interest income on securities using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses are recognized upon the sale of specific identified securities on the completed trade date.

Other-Than-Temporary Impairment, Policy [Policy Text Block]
Other-Than-Temporary
Impairments of Securities:
  In determining an other-than-temporary impairment (“OTTI”), management considers many factors, including: (
1
) the length of time and the extent to which the fair value has been less than cost, (
2
) the financial condition and near-term prospects of the issuer, (
3
) whether the market decline was affected by macroeconomic conditions, and (
4
) whether the Company has the intent to sell the debt security or more likely than not
will be required to sell the debt security before its anticipated recovery. The assessment of whether an OTTI decline exists involves a high degree of subjectivity and judgment and is based on the information available to management at a point in time.

When an OTTI occurs, the amount of the OTTI recognized in earnings depends on whether an entity intends to sell the security or it is more likely than not
it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss. If an entity intends to sell or it is more likely than not
it will be required to sell the security before recovery of its amortized cost basis, less any current-period credit loss, the OTTI shall be recognized in earnings equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date. If an entity does not
intend to sell the security and it is
not
more likely than
not
that the entity will be required to sell the security before recovery of its amortized cost basis less any current-period loss, the OTTI shall be separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total OTTI related to the credit loss is determined based on the present value of cash flows expected to be collected and is recognized in earnings. The amount of the total OTTI related to other factors is recognized in other comprehensive income, net of applicable taxes. The previous amortized cost basis less the OTTI recognized in earnings becomes the new amortized cost basis of the investment.

Investment, Policy [Policy Text Block]
Restricted Investments in Bank Stocks
:
  The Bank is a member of the Federal Home Loan Bank (“FHLB”) system.  Additionally, the Bank is a member of the Federal Reserve Bank (“FRB”) system. Members are required to own a certain amount of stock based on their level of borrowings and other factors and may
invest in additional amounts.  FHLB stock and FRB stock are carried at cost, classified as restricted securities, and periodically evaluated for impairment based on ultimate recovery of par value.  Both cash and stock dividends are reported as income. The Company has additional investments in other restricted bank stocks that are not
material to the financial statements.

Finance, Loans and Leases Receivable, Policy [Policy Text Block]
Loans:
Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an allowance for loan losses. Interest income is reported on an accrual basis using the interest method and includes amortization of net deferred loan fees and costs over the loan term using the level yield method without anticipating prepayments.  The amount of the Company’s recorded investment is not
materially different than the amount of unpaid principal balance for loans.

Interest income is discontinued and the loan moved to non-accrual status when full loan repayment is in doubt, typically when the loan is impaired or payments are past due
90
days or over unless the loan is well-secured or in process of collection. Past due status is based on the contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.  Nonaccrual loans and loans past due
90
days or over and still accruing include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

All interest accrued but
not
received for loans placed on nonaccrual is reversed against interest income.  Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The Bank also originates long-term, fixed-rate mortgage loans, with full intention of being sold to the secondary market. These loans are considered held for sale during the period of time after the principal has been advanced to the borrower by the Bank, but before the Bank has been reimbursed by the Federal Home Loan Mortgage Corporation, typically within a few business days. As of
December 31, 2018,
loans held for sale by the Bank totaled
$108,
as compared to
no
loans held for sale at
December 31, 2017.

Loans and Leases Receivable, Allowance for Loan Losses Policy [Policy Text Block]
Allowance for Loan Losses:
  The allowance for loan losses is a valuation allowance for probable incurred credit losses.  Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is confirmed.  Subsequent recoveries, if any, are credited to the allowance.  Management estimates the allowance balance required using past loan loss experience, the nature and volume of the portfolio, information about specific borrower situations and estimated collateral values, economic conditions, and other factors.  Allocations of the allowance may
be made for specific loans, but the entire allowance is available for any loan that, in management’s judgment, should be charged-off.

The allowance consists of specific and general components.  The specific component relates to loans that are individually classified as impaired.  A loan is impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings and classified as impaired.

Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not
classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and reasons for the delay, the borrower’s prior payment record, and the amount of shortfall in relation to the principal and interest owed.

Commercial and commercial real estate loans are individually evaluated for impairment.  If a loan is impaired, a portion of the allowance is allocated so that the loan is reported, net, at the present value of estimated future cash flows using the loan’s existing rate or at the fair value of collateral if repayment is expected solely from the collateral.  Smaller balance homogeneous loans, such as consumer and most residential real estate, are collectively evaluated for impairment, and accordingly, they are not
separately identified for impairment disclosure.  Troubled debt restructurings are measured at the present value of estimated future cash flows using the loan’s effective rate at inception.  If a troubled debt restructuring is considered to be a collateral dependent loan, the loan is reported, net, at the fair value of the collateral.  For troubled debt restructurings that subsequently default, the Company determines the amount of reserve in accordance with the accounting policy for the allowance for loan losses.

The general component covers non-impaired loans and impaired loans that are not
individually reviewed for impairment and is based on historical loss experience adjusted for current factors.  The historical loss experience is determined by portfolio segment and is based on the actual loss history experienced by the Company over the most recent
3
years for the consumer and real estate portfolio segment and
5
years for the commercial portfolio segment. The total loan portfolio’s actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment.  These economic factors include consideration of the following:  levels of and trends in delinquencies and impaired loans; levels of and trends in charge-offs and recoveries; trends in volume and terms of loans; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and other relevant staff; national and local economic trends and conditions; industry conditions; and effects of changes in credit concentrations.  The following portfolio segments have been identified:  Commercial and Industrial, Commercial Real Estate, Residential Real Estate, and Consumer.

Commercial and industrial loans consist of borrowings for commercial purposes to individuals, corporations, partnerships, sole proprietorships, and other business enterprises.  Commercial and industrial loans are generally secured by business assets such as equipment, accounts receivable, inventory, or any other asset excluding real estate and generally made to finance capital expenditures or operations.  The Company’s risk exposure is related to deterioration in the value of collateral securing the loan should foreclosure become necessary.  Generally, business assets used or produced in operations do not
maintain their value upon foreclosure, which
may
require the Company to write down the value significantly to sell.

Commercial real estate consists of nonfarm, nonresidential loans secured by owner-occupied and nonowner-occupied commercial real estate as well as commercial construction loans.  An owner-occupied loan relates to a borrower purchased building or space for which the repayment of principal is dependent upon cash flows from the ongoing business operations conducted by the party, or an affiliate of the party, who owns the property.  Owner-occupied loans that are dependent on cash flows from operations can be adversely affected by current market conditions for their product or service.  A nonowner-occupied loan is a property loan for which the repayment of principal is dependent upon rental income associated with the property or the subsequent sale of the property.  Nonowner-occupied loans that are dependent upon rental income are primarily impacted by local economic conditions which dictate occupancy rates and the amount of rent charged.  Commercial construction loans consist of borrowings to purchase and develop raw land into
1
-
4
family residential properties.  Construction loans are extended to individuals as well as corporations for the construction of an individual or multiple properties and are secured by raw land and the subsequent improvements.  Repayment of the loans to real estate developers is dependent upon the sale of properties to third
parties in a timely fashion upon completion.  Should there be delays in construction or a downturn in the market for those properties, there may
be significant erosion in value which
may
be absorbed by the Company.

Residential real estate loans consist of loans to individuals for the purchase of
1
-
4
family primary residences with repayment primarily through wage or other income sources of the individual borrower.  The Company’s loss exposure to these loans is dependent on local market conditions for residential properties as loan amounts are determined, in part, by the fair value of the property at origination.

Consumer loans are comprised of loans to individuals secured by automobiles, open-end home equity loans and other loans to individuals for household, family, and other personal expenditures, both secured and unsecured.  These loans typically have maturities of
6
years or less with repayment dependent on individual wages and income.  The risk of loss on consumer loans is elevated as the collateral securing these loans, if any, rapidly depreciate in value or may
be worthless and/or difficult to locate if repossession is necessary.  The Company has allocated the highest percentage of its allowance for loan losses as a percentage of loans to the other identified loan portfolio segments due to the larger dollar balances associated with such portfolios.

At
December 31, 2018,
there were
no
changes to the accounting policies or methodologies within any of the Company’s loan portfolio segments from the prior period.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk:
  The Company grants residential, consumer and commercial loans to customers located primarily in the southeastern Ohio and western West Virginia areas.

The following represents the composition of the Company’s loan portfolio as of
December 31:

	% of Total Loans
	2018	2017
Residential real estate loans	39.13%	40.19%
Commercial real estate loans	27.84%	27.74%
Consumer loans	18.46%	18.15%
Commercial and industrial loans	14.57%	13.92%
	100.00%	100.00%

Approximately
5.02%
of total loans were unsecured at
December 31, 2018,
up from
4.86%
at
December 31, 2017.

The Bank, in the normal course of its operations, conducts business with correspondent financial institutions. Balances in correspondent accounts, investments in federal funds, certificates of deposit and other short-term securities are closely monitored to ensure that prudent levels of credit and liquidity risks are maintained.  At
December 31, 2018,
the Bank’s primary correspondent balance was
$56,071
on deposit at the Federal Reserve Bank, Cleveland, Ohio.

Property, Plant and Equipment, Policy [Policy Text Block]
Premises and Equipment:
  Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation, which is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvement, over the remaining term of the leased facility, whichever is shorter. The useful lives range from
3
to
8
years for equipment, furniture and fixtures and
7
to
39
years for buildings and improvements.

Real Estate, Policy [Policy Text Block]
Foreclosed assets:
  Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis.  Physical possession of residential real estate property collateralizing a consumer mortgage loan occurs when legal title is obtained upon completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed. Foreclosed assets totaled
$430
and
$1,574
at
December 31, 2018
and
2017.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill:
  Goodwill arises from business combinations and is generally determined as the excess of the fair value of the consideration transferred, plus the fair value of any noncontrolling interests in the acquiree, over the fair value of the net assets acquired and liabilities assumed as of the acquisition date.  Goodwill acquired in a purchase business combination and determined to have an indefinite useful life are not
amortized, but tested for impairment at least annually. Goodwill is the only intangible asset with an indefinite life on our balance sheet. The Company has selected
December 31
as the date to perform its annual qualitative impairment test.  Given that the Company has been profitable and had positive equity, the qualitative assessment indicated that it was more likely than not
that the fair value of goodwill was more than the carrying amount, resulting in no
impairment.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long-term Assets:
  Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may
not
be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Transfers and Servicing of Financial Assets, Policy [Policy Text Block]
Mortgage Servicing Rights:
  A mortgage servicing right (“MSR”) is a contractual agreement where the right to service a mortgage loan is sold by the original lender to another party. When the Company sells mortgage loans to the secondary market, it retains the servicing rights to these loans. The Company’s MSR is recognized separately when acquired through sales of loans and is initially recorded at fair value with the income statement effect recorded in mortgage banking income. Subsequently, the MSR is then amortized in proportion to and over the period of estimated future servicing income of the underlying loan. The MSR is then evaluated for impairment periodically based upon the fair value of the rights as compared to the carrying amount, with any impairment being recognized through a valuation allowance. Fair value of the MSR is based on market prices for comparable mortgage servicing contracts. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type.  If the Company later determines that all or a portion of the impairment no
longer exists for a particular grouping, a reduction of the allowance may
be recorded as an increase to income.  At
December 31, 2018
and
2017,
the Company’s MSR assets were
$368
and
$360,
respectively.

Earnings Per Share, Policy [Policy Text Block]
Earnings Per Share:
  Earnings per share is based on net income divided by the following weighted average number of common shares outstanding during the periods:
4,725,971
for
2018;
4,685,067
for
2017;
4,351,748
for
2016.
  Ohio Valley had
no
dilutive effect and
no
potential common shares issuable under stock options or other agreements for any period presented.

Income Tax, Policy [Policy Text Block]
Income Taxes:
Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities.  Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. The effect on deferred tax assets and liabilities of a change in tax rates is recognized at the time of enactment of such change in tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. On
December 22, 2017,
the Tax Cuts and Jobs Act (“TCJA”) was enacted, which among other things, reduced the federal income tax rate from
34%
to
21%
effective
January 1, 2018.
This required the Company’s deferred tax assets and liabilities to be revalued using the
21%
federal tax rate enacted. The effect was recorded in the
fourth
quarter tax provision of
2017.

A tax position is recognized as a benefit only if it is “more likely than not”
that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur.  The amount recognized is the largest amount of tax benefit that is greater than
50%
likely of being realized on examination.  For tax positions
not
meeting the “more likely than
not”
test,
no
tax benefit is recorded.  The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income:
Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity, net of tax.

Commitments and Contingencies, Policy [Policy Text Block]
Loss Contingencies:
Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not
believe there now are such matters that will have a material effect on the financial statements.

Bank Owned Life Insurance and Annuity Assets [Policy Text Block]
Bank Owned Life Insurance and Annuity Assets
:  The Company has purchased life insurance policies on certain key executives.  Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company also purchased an annuity investment for a certain key executive that earns interest.

Employee Stock Ownership Plan (ESOP), Policy [Policy Text Block]	Employee Stock Ownership Plan: Compensation expense is based on the market price of shares as they are committed to be allocated to participant accounts.
Dividend Reinvestment Plan, Policy [Policy Text Block]
Dividend Reinvestment Plan:
The Company maintains a Dividend Reinvestment Plan. The plan enables shareholders to elect to have their cash dividends on all or a portion of shares held automatically reinvested in additional shares of the Company’s common stock. The stock is issued out of the Company’s authorized shares and credited to participant accounts at fair market value. Dividends are reinvested on a quarterly basis.

Loan Commitments, Policy [Policy Text Block]
Loan Commitments and Related Financial Instruments:
  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs.  The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay.  These financial instruments are recorded when they are funded.  See Note L for more specific disclosure related to loan commitments.

Dividend Restrictions [Policy Text Block]
Dividend Restrictions:
  Banking regulations require maintaining certain capital levels and may
limit the dividends paid by the Bank to Ohio Valley or by Ohio Valley to its shareholders.   See Note P for more specific disclosure related to dividend restrictions.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restrictions on Cash
:
  Cash on hand or on deposit with a
third
-party correspondent and the Federal Reserve Bank of
$60,167
and
$61,915
was required to meet regulatory reserve and clearing requirements at year-end
2018
and
2017.
  The balances on deposit with a
third
-party correspondent do
not
earn interest.

Derivatives, Policy [Policy Text Block]
Derivatives:
At the inception of a derivative contract, the Company designates the derivative as one
of
three
types based on the Company’s intentions and belief as to likely effectiveness as a hedge. These three
types are (
1
) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”), (
2
) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (
3
) an instrument with
no
hedging designation (“stand-alone derivative”).

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. Net cash settlements on derivatives that do not
qualify for hedge accounting are reported in noninterest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

At
December 31, 2018
and
2017,
the Company’s only derivatives on hand were interest rate swaps, which are classified as stand-alone derivatives. See Note H for more specific disclosures related to interest rate swaps.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments:
  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note O.  Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items.  Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification, Policy [Policy Text Block]
Reclassifications:
The consolidated financial statements for
2017
and
2016
have been reclassified to conform with the presentation for
2018.
  These reclassifications had
no
effect on the net results of operations or shareholders’ equity.

New Accounting Pronouncements, Policy [Policy Text Block]
Adoption of New Accounting Standards:
In
May 2014,
the Financial Accounting Standards Board (“FASB”) issued ASU
No.
2014
-
09,
which was then adopted by the Company as of
January 1, 2018
and all subsequent amendments to the ASU (collectively, “ASC
606”
). ASC
606
(i) creates a single framework for recognizing revenue from contracts with customers that fall within its scope and (ii) revises when it is appropriate to recognize a gain (loss) from the transfer of nonfinancial assets, such as other real estate owned. The guidance establishes a five
-step model which entities must follow to recognize revenue and removes inconsistencies and weaknesses in existing guidance. Additional disclosures providing information about contracts with customers are required. Adoption did not
have a material impact on the Company’s results of operations or financial position. The Company adopted ASC
606
using the modified retrospective transition method. As of
December 31, 2017,
the Company had
no
uncompleted customer contracts and as a result,
no
cumulative transition adjustment was posted to the Company’s accumulated deficit during
2018.

             In
January 2016,
the FASB issued ASU
No.
2016
-
01,
"Recognition and Measurement of Financial Assets and Financial Liabilities". The update provided updated accounting and reporting requirements for both public and non-public entities effective for interim and annual periods beginning after
December 15, 2017,
using a cumulative-effect adjustment to the balance sheet as of the beginning of the year of adoption. The most significant provisions that impacted the Company were:
1
) measurement of equity securities at fair value, with the changes in fair value recognized in the income statement;
2
) elimination of the requirement to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments at amortized cost on the balance sheet;
3
) utilization of the exit price notion when measuring the fair value of financial instruments for disclosure purposes; and
4
) requirement of separate presentation of both financial assets and liabilities by measurement category and form of financial asset on the balance sheet or accompanying notes to the financial statements. The Company adopted ASU
No.
2016
-
01
effective
January 1, 2018
and determined the impact to be
not
material to the Company’s financial statements. The amendments did change the method utilized to disclose the fair value of the loan portfolio to reflect an exit price notion as opposed to an entry price. For additional information on fair value of assets and liabilities, see Note O.

In
August 2016,
FASB issued an update (ASU
2016
-
15,
“Statement of Cash Flows”) (Topic
230
), which addressed
eight
specific cash flow issues with the objective of reducing the existing diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments in this update applied to all entities, including business entities and not
-for-profit entities that were required to present a statement of cash flows, and were effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. The Company adopted ASU
2016
-
15
effective
January 1, 2018,
which had
no
impact to the consolidated financial statements and related disclosures.

In
February 2018,
the FASB issued ASU
2018
-
02,
“Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income”. The purpose of this Update is to allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act that was enacted on
December, 22, 2017.
The Update is effective for public business entities for annual periods beginning after
December 15, 2018,
and interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company elected to early adopt this accounting guidance effective
April 1, 2018.
This resulted in the reclassification of
$173
in stranded tax effects from accumulated other comprehensive income to retained earnings within the
June 30, 2018
Form
10
-Q.

Revenue Recognition:
ASU
No.
2014
-
09,
“Revenue from Contracts with Customers” ASC
606
provides that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The guidance enumerates five
steps that entities should follow in achieving this core principle. Revenue generated from financial instruments, such as interest and dividends on loans and investment securities, are not
included in the scope of ASC
606.
The adoption of ASC
606
did
not
result in a change to the accounting for any of the Company’s revenue streams that are within the scope of the amendments. The Company’s services that fall within the scope of ASC
606
are recognized as revenue as the Company satisfies its obligation to the customer. All of the Company’s revenue from contracts with customers within the scope of ASC
606
are presented in the Company’s consolidated statements of income as components of non-interest income. The list below describes the specific revenue stream under ASC
606,
which corresponds directly to the line item within the statement of income in which it is being included:

●
Service charges on deposit accounts
– these include general service fees charged for deposit account maintenance and activity and transaction-based fees charged for certain services, such as debit card, wire transfer, or overdraft activities. Revenue is recognized when the performance obligation is completed, which is generally after a transaction is completed or monthly for account maintenance services.

●
Trust fees
- this includes periodic fees due from trust customers for managing the customers' financial assets. Fees are generally charged on a quarterly or annual basis and are recognized ratably throughout the period, as the services are provided on an ongoing basis.

●
Electronic refund check/deposit fees
– A tax refund clearing agreement between the Bank and a tax refund product provider requires the Bank to process electronic refund checks and electronic refund deposits presented for payment on behalf of taxpayers through accounts containing taxpayer refunds. The Bank, in turn, receives a fee paid by the third
-party tax software provider for each transaction that is processed. The amount of fees received are tiered based on the tax refund product selected. Since the Bank acts as a sub servicer in the tax process relationship, a portion of the fee collected is passed on to the tax refund product provider.

●
Debit/credit card interchange income
– includes interchange income from cardholder transactions conducted with merchants, throughout various interchange networks with which the Company participates. Interchange fees from cardholder transactions represent a percentage of the underlying transaction value and are recognized daily, as transaction processing services are provided to the deposit customer. Gross fees from interchange are recorded in operating income separately from gross network costs, which are recorded in operating expense.

●
Gain (loss) on other real estate owned
– the Company records a gain or loss from the sale of other real estate owned (“OREO”) when control of the property transfers to the buyer, which generally occurs at the time of an executed deed. When the Company finances the sale of OREO to the buyer, the Company assesses whether the buyer is committed to perform their obligations under the contract and whether collectability of the transaction price is probable. Once these criteria are met, the OREO asset is derecognized and the gain or loss on sale is recorded upon the transfer of control of the property to the buyer. In determining the gain or loss on the sale, the Company adjusts the transaction price and related gain (loss) on sale if a significant financing component is present.

All of the Company’s revenue from contracts with customers within the scope of ASC
606
listed above pertained to the banking segment, with
no
revenue impact recognized from the consumer finance segment during the periods presented.

Accounting Guidance to be Adopted in Future Periods:
  In
February 2016,
the FASB issued an update (ASU
2016
-
02,
Leases) which will require lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date (
1
) A lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (
2
) A right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term.  Under the new guidance, lessor accounting is largely unchanged. Certain targeted improvements were made to align, where necessary, lessor accounting with the lessee accounting model and Topic
606,
Revenue from Contracts with Customers. The new guidance also requires enhanced disclosure about an entity’s leasing arrangements. As allowed under ASU
2018
-
11,
the Company will use the optional transition method that eliminates comparative period reporting in the year of adoption. Under the optional transition method, only the most recent period presented will reflect the adoption and comparative periods will be reported under the old guidance.  The effect of adopting this standard in the first
quarter of
2019
is estimated to increase both assets and liabilities by
$1,484
on the Company’s consolidated statements of condition.

In
June 2016,
the FASB issued ASU
No.
2016
-
13,
“Financial Instruments - Credit Losses”. ASU
2016
-
13
requires entities to replace the current “incurred loss” model with an “expected loss” model, which is referred to as the current expected credit loss (“CECL”) model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures to help investors and other financial statement users better understand significant estimates and judgments used in estimating credit losses, as well as the credit quality and underwriting standards of an entity’s portfolio. These disclosures include qualitative and quantitative requirements that provide additional information about the amounts recorded in the financial statements. This ASU is effective for annual periods, and interim periods within those annual periods, beginning after
December 15, 2019.
Early adoption is permitted, for annual periods and interim periods within those annual periods, beginning after
December 15, 2018.
A CECL steering committee has developed a CECL model and is evaluating the source data, various credit loss methodologies and model results in relation to the new ASU guidance. Management expects to recognize a one
-time cumulative effect adjustment to the allowance for loan losses as of the beginning of the first
reporting period in which the new standard is effective. Management expects the adoption will result in a material increase to the allowance for loan losses balance. At this time, the impact is being evaluated.

In
March 2017,
the FASB issued ASU
No.
2017
-
08,
“Premium Amortization on Purchased Callable Debt Securities Receivables”, which requires the amortization of the premium on callable debt securities to the earliest call date. The amortization period for callable debt securities purchased at a discount would not
be impacted by the ASU. This ASU will be applied prospectively for annual and interim periods in fiscal years beginning after
December 15, 2018.
The ASU is
not
expected to have a material impact on the Company’s consolidated financial position or results of operations.